Other financial assets	12 Months Ended
Dec. 31, 2019
Other financial assets
Other financial assets

9.           Other financial assets

	2019	2018
Assets measured at fair value through profit or loss
Investment Portfolio – Local currency	1,630,149	3,389,869
Investment Portfolio – Foreign currency	3,340,908	4,754,369
	4,971,057	8,144,238
Assets measured at amortized cost	3,367	3,577
Hedging instruments	4,868	—
	4,979,292	8,147,815

Current	1,624,018	5,321,098
Non–current	3,355,274	2,826,717
	4,979,292	8,147,815

The average return of the investment portfolio in Colombian pesos and U.S. dollars were approximately 5.4% (2018 – 5.4%) and approximately 3.6% (2018 – 2.1%), respectively.

Changes in fair value are recognized in financial results (Note 28).

9.1         Restrictions

As of December 31, 2019 and 2018, there were no investments with restricted use.

9.2         Maturity

	2019	2018
Up to 1 year	1,624,018	5,321,098
1 – 2 years	983,571	1,847,241
2 – 5 years	1,791,549	823,425
> 5 years	580,154	156,051
	4,979,292	8,147,815

9.3         Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2019 and 2018:

	2019	2018
Level 1	472,547	372,636
Level 2	4,503,378	7,771,602
	4,975,925	8,144,238

There were no transfers between hierarchy levels for the years ended December 31, 2019 and 2018.

The securities comprising Group’s portfolio are valued on a daily basis according to the instructions issued by the Financial Superintendence of Colombia. To this end, the information provided by authorized entities is used, which includes data from active markets. For cases in which market data is not available, other directly or indirectly observable data is used.

For U.S. dollar–denominated investments, fair value is based on information released by Bloomberg, while for investments denominated in Colombian pesos, fair value is provided by Precia, an entity authorized by the Financial Superintendence of Colombia to provide this service.

Within the investment valuation hierarchy process, other relevant aspects are taken into account, such as the issuer’s rating, investment rating and the risk analysis of the issuer performed by the Ecopetrol Business Group.

9.4         Credit rating

The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

	2019	2018
AAA	2,707,019	3,105,894
A+	712,934	161,160
AA	477,423	15,430
F1+	350,325	353,175
AA-	186,325	455,584
A	186,222	80,334
BBB	159,968	—
AA+	155,012	193,747
BRC1+	—	611,905
BBB+	—	18,731
A1	18,168	3,148,043
Other	17,661	235
	4,971,057	8,144,238

See credit risk policy in Note 29.2.2.